DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Income Statement
Results of the discontinued operations

January 1 – October 31 2016
RMB

Revenues	952,968,658
Cost of revenues	(407,369,723)
Gross Profit	545,598,935

Operating expenses
Selling and marketing	-
General and administrative	(276,685,730)
Total operating expenses	(276,685,730)
Income from operations	268,913,205

Interest expenses, net	(215,226,564)
Exchange loss	(25,441,221)
Change in fair value of foreign exchange forward contracts	4,455,731
Other income/(expenses), net	37,675
Subsidy income	141,496
Equity income in affiliated companies	15,265,937
Gain on disposal of discontinued operations	1,007,884,060
Income from discontinued operations before income taxes	1,056,030,319
Income tax expense, net	(54,466,059)
Income from discontinued operations, net of tax	1,001,564,260

Disposal Groups, Including Discontinued Operations, Balance Sheet

2016
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	(2,017,319,542)
Net cash used in investing activities	(2,048,843,302)
Net cash provided by financing activities	5,074,465,592
Net increase in cash and cash equivalent	1,008,302,748